Financial Assets and Liabilities - Schedule of Financial Assets and Financial Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Financial assets by category
Marketable securities	€ 0	€ 7,275
Cash and cash equivalents	625,515	392,164	€ 441,268	€ 444,767
Total financial assets	667,648	439,222
Classified in the statement of financial position
Non-current assets	2,202	2,127
Current assets	665,446	437,095
Financial liabilities by category
Convertible senior notes	422,100	407,100
Lease liabilities	103,288
Derivative liabilities	168,346	143,296
Total financial liabilities	1,032,564	882,127
Classified in the statement of financial position
Non-current liabilities	338,930	222,996
Current liabilities	693,634	659,131
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	422,064	407,095
Royalty funding liabilities	276,802	138,377
Lease liabilities	89,796	98,793
Trade payables and accrued expenses	75,268	94,566
Other liabilities (excluding income tax, indirect tax, and employee related payables)	288
Financial liabilities measured at amortized cost	864,218	738,831
Total financial liabilities	864,218
Financial liabilities measured at fair value through profit or loss [member]
Financial liabilities by category
Financial liabilities measured at fair value through profit or loss	168,346	143,296
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	33,098	35,874
Other receivables (excluding income tax and indirect tax receivables)	9,035	3,909
Marketable securities		7,275
Cash and cash equivalents	625,515	392,164
Financial assets measured at amortized cost	€ 667,648	€ 439,222